Prospectus Supplement	February 28, 2017

Putnam Short Term Investment Fund
Prospectus dated November 30, 2016

The sub-section Your fund’s management in the section Fund summary is supplemented to reflect that the fund’s portfolio managers are now Joanne Driscoll, Michael Lima and Jonathan Topper. Mr. Lima joined the fund in February 2017 and is an Analyst.

The following disclosure is added to the sub-section The fund’s investment manager – Portfolio Managers in the section Who oversees and manages the fund?

Portfolio manager	Joined fund	Employer	Positions over past five years

		Putnam Management
Michael Lima	2017	1997–Present	Analyst

The SAI provides information about Mr. Lima’s compensation, other accounts managed by Mr. Lima and Mr. Lima’s ownership of securities in the fund.

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Statement of Additional Information Supplement	February 28, 2017

Putnam Short Term Investment Fund
Statement of Additional Information dated November 30, 2016

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Joanne Driscoll, Michael Lima and Jonathan Topper. These sub-sections are also supplemented with regards solely to Mr. Lima as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of January 31, 2017. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Michael Lima	0	$0	0	$0	0	$0

Ownership of securities

The dollar range of shares of the fund owned by the portfolio manager as of January 31, 2017 including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio manager	Dollar range of shares owned

Michael Lima	$0

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Statement of Additional Information Supplement	February 28, 2017

Putnam Short Term Investment Fund
Statement of Additional Information dated November 30, 2016

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Joanne Driscoll, Michael Lima and Jonathan Topper. These sub-sections are also supplemented with regards solely to Mr. Lima as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of January 31, 2017. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Michael Lima	0	$0	0	$0	0	$0

Ownership of securities

The dollar range of shares of the fund owned by the portfolio manager as of January 31, 2017 including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio manager	Dollar range of shares owned

Michael Lima	$0

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